S000008484 [Member] Investment Risks - The Fairholme Fund	Nov. 30, 2025
Equity Risk [Member]
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Equity Risk. The Fairholme Fund is subject to the risk that stock and other equity security prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of The Fairholme Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Small to Mid Capitalization Risk [Member]
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Small- to Mid-Capitalization Risk. Investments in small- and mid‑capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- to mid‑capitalization companies may have additional risks because, among other things, these companies have limited product lines, markets or financial resources.

Control and Substantial Positions Risk [Member]
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Control and Substantial Positions Risk. The Fairholme Fund may invest in the securities of a company for the purpose of affecting the management or control of the company or may have or acquire a substantial position in the securities of a company, subject to applicable legal restrictions with respect to the investment. Such an investment imposes additional risks for The Fairholme Fund other than a possible decline in the value of the investment. These additional risks include: the application of statutory, regulatory and other requirements to The Fairholme Fund, or to the Manager and its affiliates, could restrict activities contemplated by The Fairholme Fund, or by the Manager and its affiliates, with respect to a portfolio company or limit the time and the manner in which The Fairholme Fund is able to dispose of its holdings or hedge such holdings; The Fairholme Fund, or the Manager and its affiliates, may be required to obtain relief from the Securities and Exchange Commission (the “SEC”) or its staff prior to engaging in certain activities with respect to a portfolio company that could be deemed a joint arrangement under the Investment Company Act of 1940, as amended (the “1940 Act”); The Fairholme Fund may incur substantial expenses and costs when taking control or other substantial positions in a company, including paying market prices for securities whose value The Fairholme Fund is required to discount when computing the NAV of The Fairholme Fund’s shares, and there is no guarantee that such expenses and costs can be recouped; and The Fairholme Fund could be exposed to various legal claims by governmental entities, or by a portfolio company, its security holders and its creditors, arising from, among other things, The Fairholme Fund’s status as an insider or control person of a portfolio company or from the Manager’s designation of directors to serve on the board of directors of a portfolio company.

Industry Sector Risk [Member]
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Industry/Sector Risk. To the extent The Fairholme Fund invests or maintains a significant portion of its assets in one or more issuers in a particular industry or industry sector, The Fairholme Fund will be subject to a greater degree to the risks particular to that industry or industry sector. Market or economic factors affecting issuers in that industry, group of related industries or sector could have a major effect on the value of The Fairholme Fund’s investments and NAV. As of March 13, 2026 the securities of an issuer in the real estate sector comprised a substantial portion of The Fairholme Fund’s assets. This investment exposes The Fairholme Fund to the risks of the real estate and real estate related sectors generally, and of that issuer, including risks relating to real estate investments and development in Northwest Florida, hospitality, and forestry. In this regard, the securities of a single real estate related issuer or a group of real estate issuers may underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the real estate sector.

Publicly Traded Partnership Risk [Member]
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Publicly Traded Partnership Risk. The Fairholme Fund invests in PTPs, which are limited partnerships the interests in which (called “units”) are traded on public exchanges. PTPs are subject to the risks associated with their underlying assets or operating companies, which typically include assets or companies in the oil and gas sectors. PTPs are also subject to tax risk, as PTPs typically receive pass-through tax treatment and would be adversely affected if they were to lose such status. Losses from a PTP are generally considered passive and cannot offset income other than income or gains relating to the same entity. Other risks of investing in PTPs may include, among others, potential lack of liquidity of PTP units, interest rate risk, limitations on the unitholder’s voting and distribution rights, potential conflicts of interest between a PTP and its general partner, and the possibility of the PTP’s general partner requiring unitholders to sell their units at an undesirable price or time.

Inflation Risk [Member]
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Inflation Risk. This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of The Fairholme Fund’s assets can decline as can the value of The Fairholme Fund’s distributions. This risk increases as The Fairholme Fund invests a greater portion of its assets in fixed-income securities with longer maturities.

Special Situation Risk [Member]
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Special Situation Risk. Investments in special situations may involve greater risks when compared to The Fairholme Fund’s other strategies due to a variety of factors. Mergers, reorganizations, liquidations or recapitalizations may fail or not be completed on the terms originally contemplated, and expected developments may not occur in a timely manner, or at all.

Cash Position Risk [Member]
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Cash Position Risk. To the extent that The Fairholme Fund holds large positions in cash or cash equivalents, there is a risk of lower returns and potential lost opportunities to participate in market appreciation.

Interest Rate Risk [Member]
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Interest Rate Risk. Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the performance of The Fairholme Fund. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Illiquid Investments Risk [Member]
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Illiquid Investments Risk. The Fairholme Fund’s investments are subject to illiquid investments risk. This is the risk that the market for a security or other investment cannot accommodate an order to buy or sell the security or other investment in the desired timeframe, possibly preventing The Fairholme Fund from selling these securities at an advantageous price. This risk includes the risk that legal or contractual restrictions on the resale of a security may affect The Fairholme Fund’s ability to sell the security when deemed appropriate or necessary by the Manager. Derivatives and securities involving substantial market and credit risk tend to involve greater illiquid investments risk, and, in certain circumstances, illiquid investments risk may be greater for a particular security as a result of, among other things, changes in the markets relating to that security, increased selling of the security by market participants or increases in the size of the holding relative to other fund holdings or to the issuer’s total issuance. Over recent years illiquid investments risk has increased because the capacity of dealers in the secondary market to make markets in securities has decreased, even as overall markets have grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Market turbulence and volatility in the U.S. and non‑U.S. financial markets may increase the risks associated with an investment in The Fairholme Fund. This risk also includes the risk that trading on an exchange may be halted because of market conditions.

General Market Risks [Member]
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General/Market Risks. The market values of securities or other investments that The Fairholme Fund holds may fall, sometimes rapidly or unpredictably, or fail to rise for various reasons including changes or potential or perceived changes in U.S. or foreign economies, financial markets, interest rates, tax rates, the liquidity of investments and other factors including terrorism, war, regional and global conflicts, natural disasters and public health events and crises, including disease/virus outbreaks and epidemics. The resulting short-term and long-term effects and consequences of such events and factors on global and local economies and specific countries, regions, businesses, industries, and companies cannot necessarily be foreseen or predicted. From time to time, certain market segments (such as equity or fixed income), investment styles (such as growth or value), or other investment categories, may fall out of favor which may impair the value of an investment in The Fairholme Fund. An investment in The Fairholme Fund could lose money over short or long periods.

Risk Lose Money [Member]
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Risk [Text Block]	An investment in The Fairholme Fund could lose money over short or long periods.
Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in The Fairholme Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Member]
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Focused Portfolio and Non‑Diversification Risks. The Fairholme Fund may have more volatility and is considered to have more risk than a fund that invests in securities of a greater number of issuers because changes in the value of a single issuer’s securities may have a more significant effect, either negative or positive, on The Fairholme Fund’s net asset value (“NAV”). The Fairholme Fund is considered to be “non‑diversified” under the 1940 Act, which means that The Fairholme Fund can invest a greater percentage of its assets in the securities of fewer issuers than a diversified fund. To the extent that The Fairholme Fund invests its assets in the securities of fewer issuers, The Fairholme Fund will be subject to greater risk of loss if any of those securities decreases in value or becomes impaired. To the extent that The Fairholme Fund’s investments are focused in a particular issuer, region, country, market, industry, asset class or other category, The Fairholme Fund may be susceptible to loss due to adverse occurrences affecting that issuer, region, country, market, industry, asset class or other category. As of March 13, 2026, the securities of a single company comprised a substantial portion (over 75%) of The Fairholme Fund’s assets, which increases risks to The Fairholme Fund. The returns of The Fairholme Fund are tied to a significant extent to the performance of such securities.